Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets

Million US dollar	31 December 2019	31 December 2018 restated
Property, plant and equipment owned	25 515	25 638
Property, plant and equipment leased (right-of-use assets)	2 029	1 977
Total property, plant and equipment	27 544	27 615

Summary of Property, Plant and Equipment

	31 December 2019				31 December 2018 restated 1
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 155	33 540	2 274	47 969	48 297
Effect of movements in foreign exchange	(94)	(374)	(17)	(485)	(3 086)
Acquisitions	48	1 236	3 167	4 451	4 342
Acquisitions through business combinations	—	22	2	24	2
Disposals	(208)	(1 777)	(2)	(1 987)	(1 474)
Disposals through the sale of subsidiaries	(1)	(3)	—	(4)	(1 128)
Transfer (to)/from other asset categories and other movements 2	316	1 737	(3 264)	(1 211)	1 014
Balance at end of the period	12 216	34 381	2 160	48 757	47 969
Depreciation and impairment losses
Balance at end of previous year	(3 450)	(18 881)	—	(22 331)	(21 414)
Effect of movements in foreign exchange	40	270	—	310	1 392
Depreciation	(409)	(2 961)	—	(3 370)	(3 530)
Disposals	119	1 615	—	1 734	1 249
Disposals through the sale of subsidiaries	1	2	—	3	818
Impairment losses	(1)	(86)	—	(87)	(91)
Transfer to/(from) other asset categories and other movements 1	96	403	—	499	(755)
Balance at end of the period	(3 604)	(19 638)	—	(23 242)	(22 331)
Carrying amount
at 31 December 2018	8 704	14 659	2 274	25 638	25 638
at 31 December 2019	8 612	14 743	2 160	25 515	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 723	306	2 029
Depreciation for the period	(329)	(160)	(489)

	2018 restated
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 624	353	1 977
Depreciation for the period	(318)	(150)	(468)